UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number            811-23477
                                    BNY Mellon ETF Trust
(Exact name of registrant as specified in charter)
240 Greenwich Street
                        New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq.
240 Greenwich Street
                        New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:  February 28
Date of reporting period:  February 28, 2025

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Innovators ETF
BNY Mellon Women’s Opportunities ETF

Item 1. Reports to Stockholders.
(a)               The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1)(“1940 Act”).

BNY Mellon Innovators ETF

Annual Shareholder Report

February 28, 2025

Ticker - BKIV (The NASDAQ Stock Market LLC)

This annual shareholder report contains important information about BNY Mellon Innovators ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Innovators ETF	$54	0.50%

How did the Fund perform last year?

  For the 12 month period ended February 28, 2025, the Fund’s shares returned 14.75% on a net asset value basis and 14.88% on a market price basis.

  In comparison, Russell 3000® Growth Index returned 19.09% for the same period.

What affected the Fund's performance?

  U.S.-based stocks saw strong performance over the period, supported by easing inflation and rate cuts. This, alongside artificial intelligence-driven growth in related segments, led major indices to new highs.

  Strong stock selection within the communication services and information technology sectors contributed positively to the Fund’s relative returns.

  A secondary positive contributor to relative Fund performance included a zero-weight in the industrials sector, particularly due to weakness in the ground transportation subsector.

  The Fund’s overweight in the consumer staples sector, coupled with suboptimal stock selection within the sector, negatively impacted relative returns over the period, as did the Fund’s large overweight in health care.

   A secondary detractor from relative Fund performance was the Fund’s overweight in the beverages segment within the consumer staples sector.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

How did the fund perform since its inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

CUMULATIVE PERFORMANCE FROM MAY 16, 2023 THROUGH FEBRUARY 28, 2025

INITIAL INVESTMENT OF $10,000

BNY Mellon Innovators ETF - $14,242
Russell 3000® Index (broad-based index) - $14,767†
Russell 3000® Growth Index - $15,893
17,500
15,000
12,500
10,000
5/16/2023
2024
2025

	BNY Mellon Innovators ETF - $14,242	Russell 3000® Index (broad-based index) - $14,767Footnote Reference†	Russell 3000® Growth Index - $15,893
5/16/2023	10,000	10,000	10,000
5/31/2023	10,293	10,177	10,361
8/31/2023	10,803	11,044	11,330
11/30/2023	10,279	11,194	11,660
2/29/2024	12,411	12,564	13,346
5/31/2024	12,679	12,984	13,762
8/31/2024	13,070	13,932	14,740
11/30/2024	14,817	15,055	16,109
2/28/2025	14,242	14,767	15,893

Years Ended 2/28-29

The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in each index on May 16, 2023, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, an index is not subject to fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 2/28/25)

Fund	1 YR	Since Inception (May 17, 2023)
BNY Mellon Innovators ETF - NAV Return	14.75%	21.85%
Russell 3000® Index (broad-based index)Footnote Reference†	17.53%	24.32%
Russell 3000® Growth Index	19.09%	29.53%
Footnote	Description
Footnote†	In accordance with regulatory changes requiring the Fund to compare its performance with a broad-based securities market index that represents the overall applicable market, the Fund added the indicated benchmark effective February 28, 2025.

The performance data quoted represent past performance, which is no guarantee of future results. For more current performance information, visit bny.com/investments/etfliterature.

KEY FUND STATISTICS (AS OF 2/28/25)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$16	50	75,685	44.08%

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Portfolio Holdings (as of 2/28/25)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.0%Footnote Reference*
Investment Companies	0.3%
Energy	1.4%
Industrials	1.6%
Consumer Staples	1.8%
Financials	1.8%
Real Estate	3.3%
Consumer Discretionary	9.8%
Communication Services	15.4%
Information Technology	32.1%
Health Care	32.5%
Footnote	Description
Footnote*	Amount represents less than 0.1%.

Top Ten Holdings

(Based on Net Assets)*

Value	Value
NVIDIA Corp. -	13.0%
Alphabet, Inc., Class C -	5.9%
Netflix, Inc. -	4.6%
Insmed, Inc. -	4.3%
Klaviyo, Inc., Class A -	3.5%
Repligen Corp. -	3.4%
CoStar Group, Inc. -	3.3%
Inspire Medical Systems, Inc. -	2.9%
Confluent, Inc., Class A -	2.8%
iRhythm Technologies, Inc. -	2.6%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

© 2025 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4867AR0225

BNY Mellon Women's Opportunities ETF

Annual Shareholder Report

February 28, 2025

Ticker - BKWO (The NASDAQ Stock Market LLC)

This annual shareholder report contains important information about BNY Mellon Women's Opportunities ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025. You can find additional information about the Fund at bny.com/investments/etfliterature. You can also request this information by calling us at 1-833-383-2696 or calling your financial adviser.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BNY Mellon Women's Opportunities ETF	$53	0.50%

How did the Fund perform last year?

  For the 12 month period ended February 28, 2025, the Fund’s shares returned 11.07% on a net asset value basis and 11.08% on a market price basis.

  In comparison, S&P 500® Index (the “Index”) returned 18.41% for the same period.

What affected the Fund's performance?

  Fueled by cooling inflation and long-anticipated rate cuts, U.S. equities exhibited strong performance. Investor confidence grew on advancements in artificial intelligence (AI)-driven technology and subsequent growth in AI beneficiaries.

  Strong stock selection in financials, and to a lesser extent industrials, benefited the Fund’s performance relative to the Index.

  Stock selection in information technology detracted from the Fund’s relative returns, driven by allocation and selection within software and services.

  To a lesser extent, stock selection in consumer discretionary also detracted from the Fund’s relative performance.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

How did the fund perform since its inception?

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

CUMULATIVE PERFORMANCE FROM MAY 16, 2023 THROUGH FEBRUARY 28, 2025

INITIAL INVESTMENT OF $10,000

BNY Mellon Women's Opportunities ETF - $14,035
S&P 500® Index - $14,868
17,500
15,000
12,500
10,000
7,500
5/16/2023
2024
2025

	BNY Mellon Women's Opportunities ETF - $14,035	S&P 500® Index - $14,868
5/16/2023	10,000	10,000
5/31/2023	9,986	10,180
8/31/2023	10,729	11,022
11/30/2023	10,859	11,214
2/29/2024	12,636	12,556
5/31/2024	12,604	13,047
8/31/2024	13,480	14,012
11/30/2024	14,329	15,014
2/28/2025	14,035	14,868

Years Ended 2/28-29

The above graph compares a hypothetical $10,000 investment in the Fund’s shares to a hypothetical investment of $10,000 made in the Index on May 16, 2023, the Fund’s inception. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to fees and other expenses. Investors cannot invest directly in any index.

AVERAGE ANNUAL TOTAL RETURNS (AS OF 2/28/25)

Fund	1 YR	Since Inception (May 17, 2023)
BNY Mellon Women's Opportunities ETF - NAV Return	11.07%	20.86%
S&P 500® Index	18.41%	24.80%

The performance data quoted represent past performance, which is no guarantee of future results. For more current performance information, visit bny.com/investments/etfliterature.

KEY FUND STATISTICS (AS OF 2/28/25)

Fund size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period ($)	Annual Portfolio Turnover
$16	50	67,640	44.26%

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

Portfolio Holdings (as of 2/28/25)

Sector Allocation

(Based on Net Assets)

Value	Value
Net Other Assets and Liabilities	0.9%
Investment Companies	0.9%
Real Estate	1.0%
Utilities	2.6%
Energy	2.8%
Consumer Staples	4.7%
Communication Services	5.9%
Industrials	8.1%
Consumer Discretionary	9.9%
Financials	13.0%
Health Care	16.5%
Information Technology	33.7%

Top Ten Holdings

(Based on Net Assets)*

Value	Value
NVIDIA Corp. -	8.1%
Microsoft Corp. -	7.5%
Amazon.com, Inc. -	6.5%
Apple, Inc. -	5.2%
JPMorgan Chase & Co. -	4.3%
Meta Platforms, Inc., Class A -	4.2%
Mastercard, Inc., Class A -	3.2%
AbbVie, Inc. -	3.2%
Boston Scientific Corp. -	2.7%
HubSpot, Inc. -	2.5%

*Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

  Not FDIC-Insured. Not Bank-Guaranteed. May Lose Value.

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/etfliterature.

© 2025 BNY Mellon Securities Corporation,

240 Greenwich Street, 9th Floor, New York, NY 10286

Code-4868AR0225

Item 1. Reports to Stockholders (cont.).
(b)        Not applicable.
Item 2. Code of Ethics.
(a)        As of the period ended February 28, 2025 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)        During the Reporting Period, there have been no amendments to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)       During the Reporting Period, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Trustees has determined that Mr. Kevin W. Quinn is qualified to serve as an audit committee financial expert serving on the Registrant’s audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
(a)        Audit Fees
The aggregate fees billed for the period May 18, 2023 (commencement of operations) through February 29, 2024 and the fiscal year ended February 28, 2025 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements was $39,536 and $40,326, respectively.
(b)        Audit-Related Fees
The aggregate fees billed for the period May 18, 2023 (commencement of operations) through February 29, 2024 and the fiscal year ended February 28, 2025 for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item was $12,484 and $12,734, respectively. These services consisted of security counts required by Rule 17f-2 under the 1940 Act.
(c)        Tax Fees
The aggregate fees billed for the period May 18, 2023 (commencement of operations) through February 29, 2024 and the fiscal year ended February 28, 2025 for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning was $7,908 and $7,908, respectively. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.
(d)       All Other Fees
The aggregate fees billed for the period May 18, 2023 (commencement of operations) through February 29, 2024 and the fiscal year ended February 28, 2025 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item was $0 and $0, respectively.
(e)(1)   Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.
(e)(2)   The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees was 100%; Tax Fees was 100%; and All Other Fees was 0%.
(f)        The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)        The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for the period May 18, 2023 (commencement of operations) through February 29, 2024 and the fiscal year ended February 28, 2025 of the Registrant was $280,962 and $52,147, respectively.
(h)        The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
(i)         Not applicable.
(j)         Not applicable.
Item 5. Audit Committee of Listed Registrants.
(a)        The Registrant has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of independent trustees of the Registrant.  The audit committee members are J. Charles Cardona, Kristen M. Dickey, F. Jack Liebau, Jr., Jill I. Mavro, Kevin W. Quinn, and Stacy L. Schaus.
(b)        Not applicable.
Item 6. Investments.
(a)        The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included in the financial statements filed under Item 7of this Form N-CSR.

(b)        Not applicable.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
The following is a copy of the Registrant’s most recent financial statements and financial highlights.

BNY Mellon ETF Trust
ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2025
BNY Mellon Innovators ETF: BKIV
Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC
IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.
Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.
Item 7. Financial Statements and Financial Highlights for Open-End Management
Investment Companies 3
Statement of Investments 3
Statement of Assets and Liabilities 5
Statement of Operations 6
Statement of Changes in Net Assets 7
Financial Highlights 8
Notes to Financial Statements 9
Report of Independent Registered Public Accounting Firm 15
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies 16
Item 9. Proxy Disclosures for Open-End Management
Investment Companies 17
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End
Investment Companies 18
Item 11. Statement Regarding Basis for Approval of Investment
Advisory Contract 19
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

3
BNY Mellon Innovators ETF
Statement of Investments
February 28, 2025
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Description Shares Value ($)
Common Stocks – 99.7%
Capital Goods – 1.6%
Axon Enterprise, Inc.
(a)
474 250,485
Consumer Discretionary Distribution & Retail – 2.8%
Chewy, Inc., Class A
(a)
6,352 236,675
PDD Holdings, Inc., ADR
(a)
1,785 202,937
439,612
Consumer Durables & Apparel – 2.5%
Lululemon Athletica, Inc.
(a)
780 285,176
Skechers USA, Inc., Class A
(a)
1,833 111,795
396,971
Consumer Services – 4.5%
Airbnb, Inc., Class A
(a)
1,525 211,777
DraftKings, Inc., Class A
(a)(b)
4,816 211,230
Dutch Bros, Inc., Class A
(a)
3,852 304,924
727,931
Energy – 1.4%
Cactus, Inc., Class A
(b)
4,275 224,609
Financial Services – 1.8%
Block, Inc., Class A
(a)
4,376 285,753
Food, Beverage & Tobacco – 1.8%
Freshpet, Inc.
(a)(b)
2,746 293,904
Health Care Equipment & Services – 14.3%
Align Technology, Inc.
(a)
1,274 238,276
DexCom, Inc.
(a)
2,594 229,232
Guardant Health, Inc.
(a)
4,929 209,729
Inspire Medical Systems, Inc.
(a)
2,464 457,294
Intuitive Surgical, Inc.
(a)
715 409,802
iRhythm Technologies, Inc.
(a)
3,747 412,769
Privia Health Group, Inc.
(a)
6,492 162,105
PROCEPT BioRobotics Corp.
(a)(b)
1,065 68,522
TransMedics Group, Inc.
(a)(b)
1,377 105,093
2,292,822
Media & Entertainment – 15.4%
Alphabet, Inc., Class C 5,512 949,276
Liberty Media Corp.-Liberty Formula One, Class C
(a)
2,974 286,783
Netflix, Inc.
(a)
748 733,459
Pinterest, Inc., Class A
(a)
6,341 234,490
Reddit, Inc., Class A
(a)
1,655 267,746
2,471,754
Pharmaceuticals, Biotechnology & Life Sciences – 18.2%
Ascendis Pharma A/S, ADR
(a)
2,002 313,473
Crinetics Pharmaceuticals, Inc.
(a)
2,332 83,439
Denali Therapeutics, Inc.
(a)
5,554 91,974
GRAIL, Inc.
(a)
3,482 134,266
Insmed, Inc.
(a)
8,426 687,140
Natera, Inc.
(a)
1,774 276,017
Repligen Corp.
(a)
3,436 547,217
Sarepta Therapeutics, Inc.
(a)
3,665 391,239
Twist Bioscience Corp.
(a)
4,124 160,094
Xenon Pharmaceuticals, Inc.
(a)
1,879 69,561
Zoetis, Inc., Class A 980 163,895
2,918,315

4
Statement of Investments
(continued)
See Notes to Statement of Investments
Description Shares Value ($)
Common Stocks – 99.7% (continued)
Real Estate Management & Development – 3.3%
CoStar Group, Inc.
(a)
7,010 534,513
Semiconductors & Semiconductor Equipment – 14.8%
Broadcom, Inc. 1,402 279,601
NVIDIA Corp. 16,708 2,087,163
2,366,764
Software & Services – 16.7%
Confluent, Inc., Class A
(a)
14,361 455,818
CyberArk Software Ltd.
(a)
767 279,073
Datadog, Inc., Class A
(a)
1,150 134,033
HubSpot, Inc.
(a)
182 131,766
Klaviyo, Inc., Class A
(a)
14,372 565,107
Monday.com Ltd.
(a)
1,141 338,615
MongoDB, Inc., Class A
(a)
1,001 267,697
Palantir Technologies, Inc., Class A
(a)
1,084 92,053
Shopify, Inc., Class A
(a)
3,624 405,888
2,670,050
Technology Hardware & Equipment – 0.6%
Pure Storage, Inc., Class A
(a)
1,932 101,372
Total Common Stocks (cost $10,900,714) 15,974,855
Investment Companies – 0.3%
Registered Investment Companies – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%
(c)(d)
(cost $52,521) 52,521 52,521
Total Investments (cost $10,953,235) 100.0% 16,027,376
Liabilities, Less Cash and Receivables (0.0%) (5,064)
Net Assets 100.0% 16,022,312
ADR—American Depositary Receipt
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At February 28, 2025, the value of the fund’s securities on loan was $443,588 and the value of the collateral was $443,104, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(d)
The rate shown is the 1-day yield as of February 28, 2025.
Holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:
Description
Value ($)
2/29/24 Purchases ($)
1
Sales ($)
Value ($)
2/28/25
Dividends/
Distributions ($)
Investment Companies – 0.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 228,888 3,828,177 (4,004,544) 52,521 13,303
Investment of Cash Collateral for Securities Loaned – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 180,158 4,717,253 (4,897,411) — 1,953
2
Total – 0.3% 409,046 8,545,430 (8,901,955) 52,521 15,256
1
Includes reinvested dividends/distributions.

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

5
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2025
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at
$443,588)—Note 2(b):
–
Unaffiliated issuers 10,900,714 15,974,855
Affiliated issuers 52,521 52,521
Dividends receivable 1,092
Affiliated income receivable net of rebates from securities lending 319
16,028,787
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 6,475
6,475
Net Assets ($) 16,022,312
Composition of Net Assets ($):
Paid-in capital 11,341,989
Total distributable earnings (loss) 4,680,323
Net Assets ($) 16,022,312
Shares outstanding no par value (unlimited shares authorized): 450,001
Net asset value per share 35.61
Market price per share 35.59

6
STATEMENT OF OPERATIONS
Year Ended February 28, 2025
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers 12,549
Affiliated issuers 13,303
Affiliated income net of rebates from securities lending—Note 2(b) 1,953
Total Income 27,805
Expenses:
Management fee—Note 3(a) 75,685
Total Expenses 75,685
Net Investment
(Loss)
(47,880)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (368,758)
Net change in unrealized appreciation (depreciation) on investments 2,476,078
Net Realized and Unrealized Gain (Loss) on Investments 2,107,320
Net Increase (Decrease) in Net Assets Resulting from Operations 2,059,440

7
STATEMENT OF CHANGES IN NET ASSETS
See Notes to Financial Statements
Year Ended
February 28, 2025
For the Period from
May 18, 2023
(a)
to
February 29, 2024
Operations ($):
Net investment
(loss)
(47,880) (29,129)
Net realized gain (loss) on investments (368,758) (20,599)
Net change in unrealized appreciation (depreciation) on investments 2,476,078 2,598,063
Net Increase from Payment by Affiliate — 3,973
Net Increase (Decrease) in Net Assets Resulting from Operations 2,059,440 2,552,308
Beneficial Interest Transactions ($):
Proceeds from shares sold — 11,410,535
Transaction fees—Note 5 — 29
Increase (Decrease) in Net Assets from Beneficial Interest Transactions — 11,410,564
Total Increase (Decrease) in Net Assets 2,059,440 13,962,872
Net Assets ($):
Beginning of Period 13,962,872 —
End of Period 16,022,312 13,962,872
Changes in Shares Outstanding:
Shares sold — 450,001
Net Increase (Decrease) in Shares Outstanding — 450,001
(a)
Commencement of operations.

8
FINANCIAL HIGHLIGHTS
See Notes to Financial Statements
Year Ended
February 28,
2025
For the Period from
May 18, 2023
(a)
to
February 29, 2024
Per Share Data ($):
Net asset value, beginning of period 31.03 25.00
Investment Operations:
Net investment (loss)
(b)
(0.11) (0.07)
Net realized and unrealized gain (loss) on investments 4.69 6.09
Payment by Affiliate — 0.01
(c)
Total from Investment Operations 4.58 6.03
Transaction fees
(b)
— 0.00
(d)
Net asset value, end of period 35.61 31.03
Market price, end of period 35.59 30.98
Net Asset Value Total Return (%)
(e)
14.75 24.11
(f)
Market Price Total Return (%)
(e)
14.88 23.92
(f)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets
(g)
0.50 0.50
(h)
Ratio of net investment (loss) to average net assets
(g)
(0.32) (0.33)
(h)
Portfolio Turnover Rate
(i)
44.08 12.39
Net Assets, end of period ($ x 1,000) 16,022 13,963
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The total return for the fund was not materially impacted by the reimbursement to the fund for fund losses relating to trade processing error.
(d)
Amount represents less than $0.01 per share.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on The
NASDAQ Stock Market LLC.
(g)
Amounts do not include the expenses of the underlying fund.
(h)
Annualized.
(i)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

9
NOTES TO FINANCIAL STATEMENTS
NOTE 1—Organization:
BNY Mellon Innovators ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of twelve series, including the fund.
The investment objective of the fund is to seek long-term capital growth. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”),
a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton
Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was
formed in 1978. NIM is an indirect subsidiary of BNY. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the
Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”),
a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on The NASDAQ Stock
Market LLC. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities.
Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund.
Individual Fund Shares may only be purchased and sold on the The NASDAQ Stock Market LLC., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10
NOTES TO FINANCIAL STATEMENTS
(continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National Association of Securities Dealers Automated Quotation System
(“NASDAQ”) for which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of February 28, 2025 in valuing the fund’s investments:
Fair Value Measurements
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and
Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the year ended February 28, 2025, BNY earned
$266 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 15,974,855 — — 15,974,855
Investment Companies 52,521 — — 52,521
16,027,376 — — 16,027,376
†
See Statement of Investments for additional detailed categorizations, if any.

11
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the
Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and
Liabilities. As of February 28, 2025, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
(c) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are defined as “affiliated” under the Act.
(d) Market Risk:
 The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Innovation-Driven Company Risk:
There can be no assurance that a company identified as an innovation-driven company by
NIMNA will ultimately introduce or benefit from a new product or service or that such product or service may not be significantly delayed or have the affect NIMNA anticipated. The returns on a portfolio of securities that are viewed by NIMNA as innovation-
driven companies may trail the returns of a portfolio that is not limited to securities of innovation-driven companies. Investing only in securities of innovation-driven companies may affect the fund’s exposure to certain types of investments and may adversely impact the fund’s performance depending on whether such investments are in or out of favor in the market.
Authorized Participants, Market Makers and Liquidity Providers Risk:
The fund has a limited number of financial institutions
that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk:
As with all exchange-traded funds, fund shares may be
bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Non-Diversification Risk:
The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended
Assets ($) Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of
Assets and Liabilities 443,588 —
Collateral (received)/posted not offset in the Statement of Assets and
Liabilities (443,104)
†
—
Net Amount 484 —
†
The value of the related collateral received by the fund normally exceeded the value of the securities loaded by the fund pursuant to the securities lending agreement. At
February 28, 2025, the market value of the collateral was 99.9% of the market value of the securities on loan. The fund received additional collateral subsequent to year end which resulted in the market value of the collateral to be at least 100% of the market value of the securities on loan. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding the collateral received for open securities lending.

12
NOTES TO FINANCIAL STATEMENTS
(continued)
(the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2025, the fund did not incur any interest or penalties.
The tax year in the two-year period ended February 28, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At February 28, 2025, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $376,245, and unrealized appreciation $5,067,297. In addition, the fund had $10,729 of late year ordinary losses deferred for tax purposes to the first day of the following fiscal year.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to February 28, 2025. The fund has $63,211 of short-term capital losses and $313,034 of long-term capital losses which can be carried forward for an unlimited period.
The fund had no distributions paid to shareholders during the fiscal years ended February 28, 2025 and February 29, 2024.
During the period ended February 28, 2025, as a result of permanent book to tax differences, the fund increased total distributable earnings by $62,433 and decreased paid-in capital by the same amount. These permanent book to tax differences are primarily due to the tax treatment for net operating losses. Net assets and net asset value per share were not affected by these reclassifications.
(g) Operating Segment Reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment
Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.
The accounting policies of the fund are consistent with those described in these Notes to the Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the fund’s adviser, comprising of Senior management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to its shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the statement of assets and liabilities, investments held on the statement of
Investments, results of operations and significant segment expenses on the statement of operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the financial highlights.
NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.50% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended February
28, 2025, there was no reduction in expenses pursuant to the undertaking.

13
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-
adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary (as defined in the 1940 Act) of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.25% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the
Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of:
Management fee of $6,475.
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the
Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended February 28, 2025, amounted to $6,661,303 and $6,539,162, respectively.
At February 28, 2025, the cost of investments for federal income tax purposes was $10,960,079; accordingly, accumulated net unrealized appreciation on investments for federal income tax purposes was $5,067,297, consisting of gross appreciation of $5,574,810 and gross depreciation of $507,513.
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants”
(typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation
Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any
Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The
Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part)
funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of February 28, 2025, MBC Investments Corporation, a wholly-owned subsidiary of BNY, held 379,401 shares of the fund.

14
NOTES TO FINANCIAL STATEMENTS
(continued)
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.
During the
year ended February 28, 2025
, the fund
had no in-
kind transactions
.

15
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Innovators ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Innovators ETF (the “Fund”) (one of the
funds constituting BNY Mellon ETF Trust (the “Trust”)), including the statement of investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended February 28, 2025 and the period from May 18, 2023 (commencement of operations) through February 29, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust) at February 28,
2025, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year ended
February 28, 2025 and the period from May 18, 2023 (commencement of operations) through February 29, 2024, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
April 22, 2025

16
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
N/A

17
Item 9. Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
N/A

18
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
(Unaudited)
Each Board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.

19
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-4867NCSRAR0225

BNY Mellon ETF Trust
ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2025
BNY Mellon Women’s Opportunities ETF: BKWO
Principal U.S. Listing Exchange: The NASDAQ Stock Market LLC
IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information.
Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.
Item 7. Financial Statements and Financial Highlights for Open-End Management
Investment Companies 3
Statement of Investments 3
Statement of Assets and Liabilities 6
Statement of Operations 7
Statement of Changes in Net Assets 8
Financial Highlights 9
Notes to Financial Statements 10
Report of Independent Registered Public Accounting Firm 15
Important Tax Information 16
Item 8. Changes in and Disagreements with Accountants for Open-End Management
Investment Companies 17
Item 9. Proxy Disclosures for Open-End Management
Investment Companies 18
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End
Investment Companies 19
Item 11. Statement Regarding Basis for Approval of Investment
Advisory Contract 20
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

BNY Mellon Women’s Opportunities ETF
Statement of Investments
February 28, 2025
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Description Shares Value ($)
Common Stocks – 98.2%
Banks – 7.6%
Bank of America Corp. 6,168 284,345
First Horizon Corp. 10,673 229,896
JPMorgan Chase & Co. 2,534 670,623
1,184,864
Capital Goods – 5.0%
Axon Enterprise, Inc. 300 158,535
Hubbell, Inc., Class B 777 288,725
Trane Technologies PLC
(a)
954 337,430
784,690
Commercial & Professional Services – 1.6%
Veralto Corp. 2,553 254,687
Consumer Discretionary Distribution & Retail – 7.9%
Amazon.com, Inc.
(a)
4,815 1,022,128
Best Buy Co., Inc. 2,500 224,775
1,246,903
Consumer Services – 2.0%
Bright Horizons Family Solutions, Inc.
(a)
2,426 314,555
Energy – 2.8%
ConocoPhillips 1,346 133,456
EQT Corp. 4,132 199,038
Phillips 66 811 105,179
437,673
Financial Services – 3.2%
Mastercard, Inc., Class A 882 508,306
Food, Beverage & Tobacco – 2.2%
Freshpet, Inc. 720 77,062
The Coca-Cola Company 3,698 263,334
340,396
Health Care Equipment & Services – 9.6%
Addus HomeCare Corp.
(a)
1,615 154,669
Alcon, Inc. AG
(a)
3,397 314,223
Boston Scientific Corp.
(a)
4,123 427,926
DexCom, Inc. 2,387 210,939
Intuitive Surgical, Inc. 297 170,226
The Cooper Companies, Inc. 1,001 90,470
UnitedHealth Group, Inc. 293 139,163
1,507,616
Household & Personal Products – 2.5%
Kenvue, Inc. 7,089 167,301
The Procter & Gamble Company 1,324 230,164
397,465
Insurance – 2.2%
Aon PLC, Class A
(a)
558 228,289
MetLife, Inc. 1,375 118,498
346,787
Media & Entertainment – 5.9%
Meta Platforms, Inc., Class A 998 666,863
The Walt Disney Company 2,331 265,268
932,131
Pharmaceuticals, Biotechnology & Life Sciences – 6.9%
AbbVie, Inc. 2,428 507,525
Avantor, Inc.
(a)
10,640 177,688

Statement of Investments
(continued)
Description Shares Value ($)
Common Stocks – 98.2% (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 6.9% (continued)
Eli Lilly & Co. 308 283,554
Natera, Inc. 752 117,004
1,085,771
Real Estate Management & Development – 1.0%
CoStar Group, Inc. 2,001 152,576
Semiconductors & Semiconductor Equipment – 10.4%
Micron Technology, Inc. 1,977 185,107
NVIDIA Corp. 10,197 1,273,809
Texas Instruments, Inc. 851 166,787
1,625,703
Software & Services – 18.1%
HubSpot, Inc. 536 388,059
Intuit, Inc. 558 342,523
Klaviyo, Inc., Class A 4,442 174,659
Microsoft Corp. 2,977 1,181,839
ServiceNow, Inc.
(a)
179 166,427
Shopify, Inc., Class A 2,882 322,784
Synopsys, Inc.
(a)
307 140,385
Workday, Inc., Class A
(a)
456 120,083
2,836,759
Technology Hardware & Equipment – 5.2%
Apple, Inc. 3,348 809,680
Transportation – 1.5%
Uber Technologies, Inc.
(a)
3,125 237,531
Utilities – 2.6%
Constellation Energy Corp. 878 219,979
Dominion Energy, Inc. 3,273 185,317
405,296
Total Common Stocks (cost $11,604,864) 15,409,389
Investment Companies – 0.9%
Registered Investment Companies – 0.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.31%
(b)(c)
(cost $147,969) 147,969 147,969
Total Investments (cost $11,752,833) 99.1% 15,557,358
Cash and Receivables (Net) 0.9% 133,913
Net Assets 100.0% 15,691,271
(a)
Non-income producing security.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of February 28, 2025.

See Notes to Statement of Investments
Holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:
Description
Value ($)
2/29/24 Purchases ($)
1
Sales ($)
Value ($)
2/28/25
Dividends/
Distributions ($)
Investment Companies – 0.9%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares 107,148 367,881 (327,060) 147,969 6,360
Investment of Cash Collateral for Securities Loaned – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares — 2,552 (2,552) — 26
2
Total – 0.9% 107,148 370,433 (329,612) 147,969 6,386
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2025
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of Investments:
–
Unaffiliated issuers 11,604,864 15,409,389
Affiliated issuers 147,969 147,969
Receivable for investment securities sold 827,305
Dividends receivable 8,616
16,393,279
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 6,155
Payable for investment securities purchased 695,853
702,008
Net Assets ($) 15,691,271
Composition of Net Assets ($):
Paid-in capital 11,785,876
Total distributable earnings (loss) 3,905,395
Net Assets ($) 15,691,271
Shares outstanding no par value (unlimited shares authorized): 450,001
Net asset value per share 34.87
Market price per share 34.92

STATEMENT OF OPERATIONS
Year Ended February 28, 2025
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers 113,671
Affiliated issuers 6,360
Affiliated income net of rebates from securities lending—Note 2(b) 26
Total Income 120,057
Expenses:
Management fee—Note 3(a) 67,640
Total Expenses 67,640
Net Investment
Income
52,417
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments 156,650
Net change in unrealized appreciation (depreciation) on investments 1,143,726
Net Realized and Unrealized Gain (Loss) on Investments 1,300,376
Net Increase (Decrease) in Net Assets Resulting from Operations 1,352,793

STATEMENT OF CHANGES IN NET ASSETS
See Notes to Financial Statements
Year Ended
February 28, 2025
For the Period from
May 18, 2023
(a)
to
February 29, 2024
Operations ($):
Net investment
income
52,417 42,506
Net realized gain (loss) on investments 156,650 (70,123)
Net change in unrealized appreciation (depreciation) on investments 1,143,726 2,660,799
Net Increase (Decrease) in Net Assets Resulting from Operations 1,352,793 2,633,182
Distributions ($):
Distributions to shareholders (50,124) (30,456)
Beneficial Interest Transactions ($):
Proceeds from shares sold 1,785,847 10,000,025
Transaction fees—Note 5 — 4
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 1,785,847 10,000,029
Total Increase (Decrease) in Net Assets 3,088,516 12,602,755
Net Assets ($):
Beginning of Period 12,602,755 —
End of Period 15,691,271 12,602,755
Changes in Shares Outstanding:
Shares sold 50,000 400,001
Net Increase (Decrease) in Shares Outstanding 50,000 400,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
See Notes to Financial Statements
Year Ended
February 28,
2025
For the Period from
May 18, 2023
(a)
to
February 29, 2024
Per Share Data ($):
Net asset value, beginning of period 31.51 25.00
Investment Operations:
Net investment income
(b)
0.13 0.11
Net realized and unrealized gain (loss) on investments 3.36 6.48
Total from Investment Operations 3.49 6.59
Distributions: – –
Dividends from net investment income (0.13) (0.08)
Transaction fees
(b)
— 0.00
(c)
Net asset value, end of period 34.87 31.51
Market price, end of period 34.92 31.55
Net Asset Value Total Return (%)
(d)
11.07 26.36
(e)
Market Price Total Return (%)
(d)
11.08 26.53
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets
(f )
0.50 0.50
(g)
Ratio of net investment income to average net assets
(f)
0.39 0.50
(g)
Portfolio Turnover Rate
(h)
44.26 24.71
Net Assets, end of period ($ x 1,000) 15,691 12,603
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $0.01 per share.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on The
NASDAQ Stock Market LLC.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Annualized.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—Organization:
BNY Mellon Women's Opportunities ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-
ended management investment company. The Trust operates as a series company currently consisting of twelve series, including the fund.
The investment objective of the fund is to seek long-term capital growth. BNY Mellon ETF Investment Adviser, LLC (the “Adviser”),
a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton
Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was
formed in 1978. NIM is an indirect subsidiary of BNY. The Bank of New York Mellon, a subsidiary of BNY and an affiliate of the
Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”),
a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund Shares.” Fund Shares are listed and traded on The NASDAQ Stock
Market LLC. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit”. Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities.
Except when aggregated in Creation Units by Authorized Participants, the Shares are not individually redeemable securities of the fund.
Individual Fund Shares may only be purchased and sold on the The NASDAQ Stock Market LLC, other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative
U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment
Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National Association of Securities Dealers Automated Quotation System
(“NASDAQ”) for which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within
Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of February 28, 2025 in valuing the fund’s investments:
Fair Value Measurements
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and
Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the year ended February 28, 2025, BNY earned
$4 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the
Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and
Liabilities. As of February 28, 2025, the fund had no securities lending.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 15,409,389 — — 15,409,389
Investment Companies 147,969 — — 147,969
15,557,358 — — 15,557,358
†
See Statement of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS
(continued)
(c) Affiliated issuers: Investments in other investment companies advised by the Adviser or its affiliates are defined as “affiliated” under the Act.
(d) Market Risk:
 The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Investment Theme Risk:
The fund’s incorporation of Women’s Opportunities considerations into its investment approach may cause the fund to make different investments than funds that invest principally in equity securities but do not incorporate
Women’s Opportunities considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate Women’s Opportunities considerations. For example, the incorporation of Women’s
Opportunities considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of
Women’s Opportunities considerations may also affect the fund’s exposure to certain sectors and/or types of investments and may adversely impact the fund’s performance depending on whether such sectors or investments are in or out of favor in the market.
NIMNA’s security selection process incorporates Women’s Opportunities data provided by third parties, which may be limited for certain issuers and/or only take into account one or a few Women’s Opportunities related components. In addition, Women’s
Opportunities data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide Women’s Opportunities data. Women’s Opportunities data from third parties used by NIMNA as part of its process often lacks standardization, consistency and transparency, and for certain issuers such data may not be available complete or accurate. NIMNA’s evaluation of Women’s Opportunities factors relevant to a particular issuer may be adversely affected in such instances. As a result, the fund’s investments may differ from, and potentially underperform, funds that incorporate Women’s Opportunities data from other sources or utilize other methodologies.
Authorized Participants, Market Makers and Liquidity Providers Risk:
The fund has a limited number of financial institutions
that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: ( i ) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Fluctuation of Net Asset Value, Share Premiums and Discounts Risk:
As will all exchange-traded funds, fund shares may be
bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund’s daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
Non-Diversification Risk: T
he fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended
(the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended February 28, 2025, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2025, the fund did not incur any interest or penalties.
The tax year in the two-year period ended February 28, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At February 28, 2025, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $13,679, undistributed capital gains $87,242 and unrealized appreciation $3,804,474.
The tax character of distributions paid to shareholders during the fiscal years ended February 28, 2025 and February 29, 2024 were as follows: ordinary income $50,124 and $30,456, respectively.
(g) Operating Segment Reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment
Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.
The accounting policies of the fund are consistent with those described in these Notes to the Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the fund’s adviser, comprising of Senior management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to its shareholders. Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the statement of assets and liabilities, investments held on the statement of
Investments, results of operations and significant segment expenses on the statement of operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the financial highlights.
NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.50% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended February
28, 2025, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser serves as the fund’s sub-
adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary (as defined in the 1940 Act) of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.25% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the
Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS
(continued)
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the Statement of Assets and Liabilities consist of:
Management fee of $6,155.
(c) Each Board member serves as a Board member of each fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the
Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, if any, during the period ended February 28, 2025, amounted to $5,959,202 and $6,107,195, respectively.
At February 28, 2025, the cost of investments for federal income tax purposes was $11,752,884; accordingly, accumulated net unrealized appreciation on investments for federal income tax purposes was $3,804,474, consisting of gross appreciation of $3,997,953 and gross depreciation of $193,479.
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants”
(typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation
Unit size for the fund may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any
Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. The
Adviser or its affiliates (the “Selling Shareholder”) may purchase Creation Units through a broker-dealer to “seed” (in whole or in part)
funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of February 28, 2025, MBC Investments Corporation, a wholly-owned subsidiary of BNY, held 381,701 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.
During the
year ended February 28, 2025
, the fund
had no in-
kind transactions
.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Trustees of BNY Mellon Women’s Opportunities ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Women’s Opportunities ETF (the “Fund”) (one
of the funds constituting BNY Mellon ETF Trust (the “Trust”)), including the statement of investments, as of February 28, 2025, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended February 28, 2025 and the period from May 18, 2023 (commencement of operations) through February 29, 2024 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust) at February 28,
2025, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for the year ended
February 28, 2025 and the period from May 18, 2023 (commencement of operations) through February 29, 2024, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the
Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
April 22, 2025

IMPORTANT TAX INFORMATION
(Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended February 28, 2025:
For federal tax purposes the fund hereby reports 100% of ordinary income dividends paid during the fiscal year ended February 28,
2025 as qualified dividend income and corporate dividends received deduction.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies
(Unaudited)
Each Board member serves as a Board member of each fund within the Trust and BNY Mellon ETF Trust II. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fees paid to the Adviser by the funds within the Trust and BNY Mellon ETF Trust II, including the fund.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
N/A

© 2025 BNY Mellon Securities Corporation
Code-4868NCSRAR0225

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 15. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 16. Controls and Procedures.
(a)     The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)     There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
Not Applicable.
Item 19. Exhibits.
(a)(1)               Code of ethics that is the subject of disclosure required by Item 2 of this Form N-CSR is attached hereto.

(a)(2)               Not applicable.

(a)(3)               Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)               Not applicable.

(a)(5)               Not applicable.

(b)                    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             BNY Mellon ETF Trust

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    4/21/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *      /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    4/21/2025

By (Signature and Title) *      /s/ James Windels
                                                James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date    4/21/2025

* Print the name and title of each signing officer under his or her signature.